Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Foreign exchange contract, maturity	more than one year